INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES NET

Inventories, net consisted of the following:

	As of March 31,
	2026	2025

Raw materials	$78,516	$90,174
Finished goods	280,301	154,900
Sub-total	358,817	245,074
Less: provision for impairment on inventories	(12,844)	-
Inventories, net	$345,973	$245,074